Long-Term Debt and Financial Liabilities, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended
	Feb. 04, 2025	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Prepayments of borrowing			$ 1,879	$ 2,567
River Globe [Member]
IfrsStatementLineItems [Line Items]
Vessel year built	2007
Vessel Delivery Date	Mar. 17, 2025
Devocean Maritime Ltd. [member]
IfrsStatementLineItems [Line Items]
Prepayments of borrowing		$ 1,879
Vessel Delivery Date		Mar. 17, 2025